TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 15,428	SFr 17,421
Total assets of SPE	23,205	24,455
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	56,990	47,324
Total assets of SPE	56,990	47,863
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	24,856	24,968
Total assets of SPE	57,797	50,817
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	15,428	17,421
Total assets of SPE	23,205	24,455
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	56,990	47,324
Total assets of SPE	56,990	47,863
Bank | Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	24,856	24,968
Total assets of SPE	SFr 57,797	SFr 50,817